Property, Plant and Equipment	12 Months Ended
Feb. 28, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Property, plant and equipment
5.	PROPERTY, PLANT AND EQUIPMENT

Figures in Rand thousands	Property	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in-Progress[1]	Capitalized telematics devices – Uninstalled[1]	Capitalized telematics devices - Installed	Total
2021

Owned assets
Cost	35,824	92,314	58,450	104,475	116,422	1,842,405	2,249,890
Accumulated depreciation	(18,082)	(72,163)	(33,180)	-	-	(1,080,972)	(1,204,397)
Carrying Value	17,742	20,151	25,270	104,475	116,422	761,433	1,045,493

Right-of-use-assets
Cost	89,840	54,396	19,109	-	-	-	163,345
Accumulated depreciation	(37,207)	(20,403)	(14,036)	-	-	-	(71,646)
Carrying Value	52,633	33,993	5,073	-	-	-	91,699

Total	70,375	54,144	30,343	104,475	116,422	761,433	1,137,192

2020

Owned assets
Cost	22,364	23,073	-	-	-	1,485,475	1,530,912
Accumulated depreciation	(14,893)	(16,142)	-	-	-	(776,594)	(807,629)
Carrying Value	7,471	6,931	-	-	-	708,881	723,283

Right-of-use-assets
Cost	66,130	124,893	63,793	-	-	-	254,816
Accumulated depreciation	(22,797)	(65,055)	(35,741)	-	-	-	(123,593)
Carrying Value	43,333	59,838	28,052	-	-	-	131,223

Total	50,804	66,769	28,052	-	-	708,881	854,506

Reconciliation of the carrying value of property, plant and equipment – 2021

Figures in Rand thousands	Property	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in-Progress[1]	Capitalized telematics devices – Uninstalled[1]	Capitalized telematics devices - Installed	Total

Owned assets
Opening Balance	7,471	6,931	-		-	708,881	723,283
Reclassification from inventory[1]	-	-	-	91,483	60,133	-	151,616
Additions	14,841	2,437	15,381	242,116	18,382	184,879	478,036
Transfers	-	-	-	(229,124)	38,394	190,730	-
Disposals	-	(5,548)	(364)	-	-	(7,259)	(13,171)
Depreciation	(3,984)	(2,389)	(4,043)	-	-	(312,549)	(322,965)
Translation Adjustments	(586)	1,416	-	-	(487)	(3,249)	(2,906)
Reclassification rights-of-use assets	-	17,304	14,296	-	-	-	31,600
Closing Balance	17,742	20,151	25,270	104,475	116,422	761,433	1,045,493

Right-of-use-assets
Opening Balance	43,333	59,838	28,052	-	-	-	131,223
Additions	33,149	12,923	-	-	-	-	46,072
Disposals	(1,521)	-	-	-	-	-	(1,521)
Depreciation	(22,373)	(19,400)	(8,198)	-	-	-	(49,971)
Translation Adjustments	45	(2,064)	(485)	-	-	-	(2,504)
Reclassification to owned assets	-	(17,304)	(14,296)				(31,600)
Closing Balance	52,633	33,993	5,073	-	-	-	91,699

Total	70,375	54,144	30,343	104,475	116,422	761,433	1,137,192

[1]	The Group has capitalized telematics devices designated for installation in customer vehicles which were historically accounted for as inventory. During the current year, the Group revised the classification of the telematic devices to property, plant and equipment (in the categories Capitalized telematic devices – uninstalled and Capitalized telematic devices – work-in-progress), since they represent tangible items that are held for use in the supply of services and are expected to be used for more than one period. The reclassification was corrected prospectively as the impact to comparative amounts is not material.

Reconciliation of the carrying value of property, plant and equipment – 2020

Figures in Rand thousands	Property	Plant, equipment and vehicles	IT equipment	Capitalized telematics devices – Work-in-Progress	Capitalized telematics devices – Uninstalled	Capitalized telematics devices - Installed	Total

Owned assets
Opening Balance	7,037	5,755	-	-	-	549,982	562,774
Additions	4,158	3,587	-	-	-	369,156	376,901
Disposals	(257)	(210)	-	-	-	-	(467)
Depreciation	(3,735)	(2,549)	-	-	-	(226,811)	(233,095)
Translation Adjustments	268	348	-	-	-	16,554	17,170
Closing Balance	7,471	6,931	-	-	-	708,881	723,283

Right-of-use-assets
Opening Balance	38,139	70,960	29,279	-	-	-	138,378
Additions	22,285	10,708	11,822	-	-	-	44,815
Disposals	(784)	(2,097)	(2,436)	-	-	-	(5,317)
Depreciation	(18,476)	(20,286)	(11,119)	-	-	-	(49,881)
Translation Adjustments	2,169	553	506	-	-	-	3,228
Closing Balance	43,333	59,838	28,052	-	-	-	131,223

Total	50,804	66,769	28,052	-	-	708,881	854,506